Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Washington Federal, Inc. is a Washington corporation headquartered in Seattle, Washington. The Company is a bank holding company that conducts its operations through a national bank subsidiary, Washington Federal, National Association. The Bank is principally engaged in the business of attracting deposits from the general public and investing these funds, together with borrowings and other funds, in one-to-four family residential real estate loans, multi-family real estate loans and commercial loans. As used throughout this document, the terms "Washington Federal" or the "Company" refer to Washington Federal, Inc. and its consolidated subsidiaries and the term "Bank" refers to the operating subsidiary Washington Federal, National Association.
Nature of Operations. The Company is a bank holding company that conducts its operations through a national bank subsidiary. The Bank is principally engaged in the business of attracting deposits from the general public and investing these funds, together with borrowings and other funds, in one-to-four family residential real estate loans, multi-family real estate loans and commercial loans. The Bank conducts its activities through a network of 247 offices located in Washington, Oregon, Idaho, Utah, Arizona, Nevada, New Mexico, and Texas.
Basis of Presentation. The consolidated financial statements included in this report have been prepared by Washington Federal. All intercompany transactions and accounts have been eliminated in consolidation. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect amounts reported in the financial statements. Actual results could differ from these estimates.
The Company's fiscal year end is September 30th. All references to 2015, 2014 and 2013 represent balances as of September 30, 2015, September 30, 2014 and September 30, 2013, or activity for the fiscal years then ended. References to net income in this document refer to net income available to common shareholders.
Certain reclassification adjustments were made in 2015 to present the financial statements in a manner that is more meaningful to the users. Loans receivable and covered loans were consolidated into one line item on the Statement of Financial Condition. Real estate held for sale, real estate held for investment and covered real estate held for sale were consolidated into one line item on the Statement of Financial Condition. FDIC indemnification assets and other assets were consolidated into one line item on the Statement of Financial Condition. Reclassification of Other Expenses into Product Delivery and Information Technology line items have been made to the financial statements for years prior to September 30, 2014 to conform to current year classifications.

Acquisitions. Certain Branches of Bank of America, National Association. During the 2014 fiscal year, the Bank acquired 74 branches from Bank of America, National Association. This included: effective as of the close of business on October 31, 2013, 11 branches located in New Mexico; effective as of the close of business on December 6, 2013, 40 branches located in Washington, Oregon, and Idaho; and effective as of the close of business on May 2, 2014, 23 branches located in Arizona and Nevada. The combined acquisitions provided $1.9 billion in deposit accounts, $13 million of loans, and $25 million in branch properties. The Bank paid a 1.99% premium on the total deposits and received $1.8 billion in cash from the transactions. The acquisition method of accounting was used to account for the acquisitions. The purchased assets and assumed liabilities are recorded at their respective acquisition date estimated fair values. The Bank recorded $11 million in core deposit intangible and $31 million in goodwill related to these transactions. The operating results of the Company include the operating results produced by the first 11 branches beginning November 1, 2013, for the additional 40 branches beginning December 7, 2013, and for the most recent 23 branches from May 3, 2014 forward.

South Valley Bancorp, Inc. Effective November 1, 2012, the Bank acquired South Valley Bancorp, Inc. and South Valley's wholly owned subsidiary, South Valley Bank & Trust ("SVBT"), was merged into the Bank. The acquisition provided $361 million of net loans, $108 million of net covered loans, $736 million of deposit accounts, including $533 million in transaction deposit accounts and 24 branch locations in Central and Southern Oregon. Total consideration paid at closing was $44 million, including $34 million of the Company's stock and $10 million of cash resulting from the collection of certain earn-out assets. The operating results of the Company include the operating results produced by the acquired assets and assumed liabilities for the period November 1, 2012 forward.

Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.
Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale. Premiums and discounts on investments are deferred and recognized into income over the life of the asset using the effective interest method.
Held-to-maturity securities are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.
Available-for-sale securities are accounted for at fair value. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported net of the related tax effect in the accumulated other comprehensive income component of stockholders' equity.
Realized gains and losses on securities sold as well as other than temporary impairment charges, if any, are shown on the Consolidated Statements of Operations under the Other Income heading. Management evaluates debt and equity securities for other than temporary impairment on a quarterly basis based on the securities' current credit quality, market interest rates, term to maturity and management's intent and ability to hold the securities until the net book value is recovered.
Loans receivable. Loans that are performing in accordance with their contractual terms are carried at their amortized cost and expected interest is accrued. The Bank also receives fees for originating loans in addition to various fees and charges related to existing loans, which may include prepayment charges, late charges and assumption fees.
When a borrower fails to make a required payment on a loan, the Bank attempts to cure the deficiency by contacting the borrower. Contact is made after a payment is 30 days past its grace period. In most cases, deficiencies are cured promptly. If the delinquency is not cured within 90 days, the Bank may institute appropriate action to foreclose on the property. If foreclosed, the property is sold at a public sale and may be purchased by the Bank.
Restructured loans. The Bank will consider modifying the interest rates and terms of a loan if it determines that a modification is a better alternative to foreclosure. Most troubled debt restructured ("TDR") loans are accruing and performing loans where the borrower has proactively approached the Bank about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of 100 to 200 bps for a specific term, usually six to twelve months. Interest-only payments may also be approved during the modification period. Principal forgiveness is generally not an available option for restructured loans. Before granting approval to modify a loan in a TDR, the borrower’s ability to repay is evaluated, including: current income levels and debt to income ratio, borrower’s credit score, payment history of the loan, and updated evaluation of the secondary repayment source. The Bank also modifies some loans that are not classified as TDRs as the modification is due to a restructuring where the effective interest rate on the debt is reduced to reflect a decrease in market interest rates.
Non accrual loans. Loans are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. The Bank does not accrue interest on loans 90 days or more past due. If payment is made on a loan so that the loan becomes less than 90 days past due, and the Bank expects full collection of principal and interest, the loan is returned to full accrual status. Any interest ultimately collected is credited to income in the period of recovery. A loan is charged-off when the loss is estimable and it is confirmed that the borrower is not expected be able to meet contractual obligations.
If a consumer loan is on non-accrual status before becoming a TDR it will stay on non-accrual status following restructuring until it has been performing for at least six months, at which point it may be moved to accrual status. If a loan is on accrual status before it becomes a TDR, and management concludes that full repayment is probable based on internal evaluation, it will remain on accrual status following restructuring. If the restructured consumer loan does not perform, it is placed on non-accrual status when it is 90 days delinquent. For commercial loans, six consecutive payments on newly restructured loan terms are required prior to returning the loan to accrual status. In some instances after the required six consecutive payments are made management will conclude that collection of the entire principal and interest due is still in doubt. In those instances, the loan will remain on non-accrual.
Impaired loans. Impaired loans consist of loans receivable that are not expected to have their principal and interest repaid in accordance with their contractual terms. This includes TDRs that are on non-accrual status. Collateral dependent impaired loans are measured using the fair value of the collateral less selling costs. Non-collateral dependent loans are measured at the present value of expected future cash flows.
Deferred fees and discounts on loans. Loan discounts and loan fees are deferred and recognized over the life of the loans using the effective interest method.
Allowance for Loan Losses. The Bank maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Bank's general methodology for assessing the appropriateness of the allowance is to apply a loss percentage factor to the different loan types. The loss percentage factor is made up of two parts - the historical loss factor (“HLF”) and the qualitative loss factor (“QLF”). The HLF takes into account historical charge-offs by loan type. The Bank uses an average of historical loss rates for each loan category multiplied by a loss emergence period. This is the likely period of time during which a residential or commercial loan borrower experiencing financial difficulties might deplete their cash prior to becoming delinquent on their loan, plus the period of time that it takes the bank to work out the loans. The QLF are based on management's continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions, and the duration of the current business cycle. These factors are considered by loan type.
Specific allowances are established for loans which are individually evaluated, in cases where management has identified significant conditions or circumstances related to a loan that management believes indicate the probability that a loss has been incurred. The Bank has also established a reserve for unfunded commitments.
The recovery of the carrying value of loans is susceptible to future market conditions beyond the Bank's control, which may result in losses or recoveries differing from those estimated.
Acquired credit impaired loans. Acquired credit impaired loans are accounted for under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments. Interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, are recognized on all acquired loans.
Covered assets. Covered loans consist of single family loans acquired from Horizon Bank in 2010 and certain loans acquired from SVBT in fiscal 2013 that were originally recorded at their estimated fair value at the time acquired. Loans that were classified as non-performing loans by Horizon Bank and SVBT are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the book value reflects an amount that will ultimately be collected. Covered real estate held for sale represents the foreclosed properties that were originally Horizon Bank loans or certain SVBT loans. Covered real estate held for sale is carried at the estimated fair value of the repossessed real estate. The covered loans and covered real estate held for sale are collectively referred to as “covered assets." When FDIC loss share agreements expire, any remaining loans will be transferred to the non covered portfolio.
FDIC indemnification asset. FDIC indemnification asset of $16,275,000 as of September 30, 2015 is the receivable recorded due to the guarantee provided by the FDIC on the covered assets. This asset declines due to collections from the FDIC on claims or the eventual expiration of the FDIC loss share agreements. The FDIC indemnification asset is included within other assets on the statement of financial condition.
Client Derivatives. Interest rate swap agreements are provided to certain clients who desire to convert their obligations from variable to fixed interest rates. Under these agreements, the Bank enters into a variable-rate loan agreement with a customer in addition to a swap agreement, and then enters into a corresponding swap agreement with a third party in order to offset its exposure on the customer swap agreement. As the interest rate swap agreements with the customers and third parties are not designated as hedges under FASB ASC 815, Derivatives and Hedging, the instruments are marked to market in earnings. The change in fair value of the offsetting swaps are included in interest income and interest expense and there is no impact on net income. There is fee income earned on the swaps that is included in miscellaneous loan income.
Long Term Borrowing Hedges. The Bank has entered into forward-starting interest rate swaps to convert a series of future short-term borrowings to fixed rate payments. These interest rate swaps qualify as cash flow hedging instruments under ASC 815 which provides for matching of the recognition of gains and losses of the interest rate swaps and the hedged items. Prior to the starting date, the change in the fair value of the interest rate swap is recorded in Other Comprehensive Income.
Commercial Loan Hedge. The Bank has entered into an interest rate swap to hedge a long term fixed rate commercial loan. This interest rate swap qualifies as a fair value hedge under ASC 815 which provides for matching of the recognition of the gains and losses of the interest rate swap and the hedged item.
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.
Real estate owned. Properties acquired in settlement of loans are recorded at fair value less selling costs. Subsequent accounting is recorded at lower of cost or fair value. These gains (losses) are shown on the real estate acquired through foreclosure line item.
Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. The core deposit intangibles are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. No impairment of intangible assets has ever been identified. The Bank amortizes the core deposit intangibles over their estimated lives using an accelerated method.
The balance of the Company's intangible assets was as follows:

	Goodwill	Core Deposit Intangible	Total
	(In thousands)
Balance at September 30, 2013	$260,277	$4,041	$264,318
Additions	31,226	11,040	42,266
Amortization	—	(3,675)	(3,675)
Balance at September 30, 2014	291,503	11,406	302,909
Additions	—	—	—
Amortization	—	(3,551)	(3,551)
Balance at September 30, 2015	$291,503	$7,855	$299,358

The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense
(In thousands)
2016	$2,314
2017	1,607
2018	1,208
2019	1,254
2020	1,254

Income taxes. Income taxes are accounted for using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, a deferred tax asset or liability is determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The provision for income taxes includes current and deferred income tax expense based on net income adjusted for temporary and permanent differences such as depreciation, interest on state and municipal securities, and affordable housing tax credits. Income tax related interest and penalties, if applicable, and amortization of affordable housing tax credit investments are recorded within income tax expense.
Accounting for stock-based compensation. We recognize in the statement of operations the grant-date fair value of stock options and other equity-based forms of compensation issued to employees over the employees' requisite service period (generally the vesting period). The requisite service period may be subject to performance conditions. Stock options and restricted stock awards generally vest ratably over three to ten years and are recognized as expense over that same period of time. The exercise price of each option equals the market price of the Company's common stock on the date of the grant, and the maximum term is ten years.

The fair value of each grant is estimated as of the grant date using the Black-Scholes option-pricing model or a Monte Carlo simulation pricing model. Expected volatility is based on the historical volatility of the price of the Company's common stock. The Company uses historical data to estimate option exercise and stock option forfeiture rates within the valuation model. The expected term of options granted is determined based on historical experience with similar options, giving consideration to the contractual terms and vesting schedules, and represents the period of time that options granted are expected to be outstanding. The expected dividend yield is based on dividend trends and the market value of the Company's common stock at the time of grant. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant corresponding to the estimated expected term of the options granted. Stock options that were not dilutive but were outstanding as of September 30, 2015, 2014 and 2013 were 94,054, 90,846 and 435,825, respectively. See Note L for additional information.

Restricted stock unit grants and certain restricted stock awards are subject to performance-based and market-based vesting as well as other approved vesting conditions and cliff vest based on those conditions. Compensation expense is recognized over the service period to the extent restricted stock units are expected to vest.
Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reported in the financial statements include the allowance for loan losses, intangible assets, deferred taxes and contingent liabilities. Actual results could differ from these estimates.

New accounting pronouncements.

In January 2014, the FASB issued ASU 2014-04, Receivables - Troubled Debt Restructurings by Creditors (Subtopic 310-40) -
Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The new guidance clarifies that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either: (a) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure; or (b) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. ASU 2014-04 is effective for annual and interim reporting periods within those annual periods, beginning after December 15, 2014. Adoption of the new guidance is not expected to have a significant impact on the Company's consolidated financial statements.

In January 2014, the FASB issued ASU 2014-01, Investments - Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects. This new guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense (benefit). Those not electing the proportional amortization method would account for the investment using the equity method or cost method. This new guidance is effective on a retrospective basis beginning after December 15, 2014 with early adoption permitted. The Company adopted this ASU prospectively as of December 31, 2013 as the retrospective adjustments were not material. This adoption did not have a material impact on the Company's consolidated financial statements.

In June 2014, the FASB issued ASU 2014-11, Transfers and Servicing (Topic 860) - Repurchase to Maturity Transactions, Repurchase Financings, and Disclosures. Under this new accounting guidance, repurchase-to-maturity transactions will be accounted for as secured borrowings rather than sales of an asset, and transfers of financial assets with contemporaneous repurchase financings will no longer be evaluated to determine whether they should be accounted for on a combined basis as forward contracts. The new guidance also prescribes additional disclosures particularly on the nature of collateral pledged in repurchase financings accounted for as secured borrowings. The new guidance is effective for the first interim or annual period beginning after December 31, 2014. This guidance did not have a material impact on the Company's consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. These amendments require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. These amendments are effective for interim and annual periods beginning after December 15, 2015. Early adoption is permitted. The Company does not expect this guidance to have a material impact on its consolidated financial statements.

In August 2015, the FASB issued ASU 2015-14, to defer the effective date of ASU 2014-09 , Revenue from Contracts with Customers (Topic 606). This new accounting guidance clarifies the principles for recognizing revenue from contracts with customers. The new accounting guidance, which does not apply to financial instruments, is effective on a retrospective basis beginning on January 1, 2018. The Company does not expect the new guidance to have a material impact on its consolidated financial statements.

In August 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting Measurement -Period Adjustments. To simplify the accounting for adjustments made to provisional amounts recognized in a business combination, the amendments eliminate the requirement to retrospectively account for those adjustments. These amendments are effective for interim and annual periods beginning after December 15, 2015. The amendments should be applied prospectively. The Company does not expect this guidance to have a material impact on its consolidated financial statements.
Business segments. As the Company manages its business and operations on a consolidated basis, management has determined that there is one reportable business segment.
Subsequent events. The Company has evaluated subsequent events for adjustment to or disclosure in the Company’s consolidated financial statements through the date of this report, and the Company has not identified any recordable or disclosable events, not otherwise reported in these consolidated financial statements or the notes thereto, except for the following:
The Company paid its 131st consecutive quarterly cash dividend totaling $12,035,000 on November 20, 2015 to common stockholders of record on November 6, 2015.